Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value Measurements
5. Fair Value Measurements
The following tables set forth the Company’s cash equivalents and marketable securities that were measured at fair value on a recurring basis by level within the fair value hierarchy (in millions):

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Cash equivalents
U.S. Treasury securities	$—	$3	$—	$3
Short-term marketable securities
Commercial paper	—	76	—	76
Corporate bonds	—	51	—	51
U.S. government agency securities	—	23	—	23
U.S. Treasury securities	—	364	—	364

Total	$—	$517	$—	$517

	September 30, 2021
	Level 1	Level 2	Level 3	Total
Cash equivalents
Money market funds	$996	$—	$—	$996
U.S. Treasury securities	—	148	—	148
Short-term marketable securities
Commercial paper	—	414	—	414
Corporate bonds	—	118	—	118
U.S. government agency securities	—	69	—	69
U.S. Treasury securities	—	698	—	698
Long-term marketable securities
Corporate bonds	—	158	—	158
U.S. government agency securities	—	10	—	10
U.S. Treasury securities	—	386	—	386

Total	$996	$2,001	$—	$2,997

The fair value of the Company’s Level 1 financial instruments is based on quoted market prices for identical instruments in active markets. The fair value of the Company’s Level 2 fixed income securities is obtained from an independent pricing service, which may use quoted market prices for identical or comparable instruments in less active markets or model driven valuations using observable market data or inputs corroborated by observable market data.
There were no Level 3 assets or liabilities as of December 31, 2020 and September 30, 2021.

6. Fair Value Measurements
The following tables set forth the Company’s financial instruments that were measured at fair value on a recurring basis by level within the fair value hierarchy (in millions):

	December 31, 2019
	Level 1	Level 2	Level 3	Total
Cash equivalents
Corporate bonds	$—	$2	$—	$2
Short-term marketable securities
Commercial paper	—	8	—	8
Corporate bonds	—	110	—	110
U.S. government agency securities	—	43	—	43
U.S. Treasury securities	—	347	—	347

Total	$—	$510	$—	$510

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Cash equivalents
U.S. Treasury securities	$—	$3	$—	$3
Short-term marketable securities
Commercial paper	—	76	—	76
Corporate bonds	—	51	—	51
U.S. government agency securities	—	23	—	23
U.S. Treasury securities	—	364	—	364

Total	$—	$517	$—	$517

The fair value of the Company’s Level 1 financial instruments is based on quoted market prices for identical instruments in active markets. The fair value of the Company’s Level 2 fixed income securities is obtained from an independent pricing service, which may use quoted market prices for identical or comparable instruments in less active markets or model driven valuations using observable market data or inputs corroborated by observable market data. The forward contract that was entered into and settled during the year ended December 31, 2019 was a Level 3 financial instrument. See Note 11 for more information regarding the forward contract.
There were no Level 3 assets or liabilities as of December 31, 2019 and 2020.